Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Accounts receivable, net (in Dollars)	$ 3,520	$ 4,068
Common stock, shares issued	38,417,987	35,550,000
Common stock, shares outstanding	38,417,987	35,550,000